Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	68,067,042
Proposed Maximum Offering Price per Unit	0.95
Maximum Aggregate Offering Price	$ 64,663,689.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,930.06
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock registered hereby also include an indeterminate number of additional shares of common stock as may be issued from time to time to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions, and, with respect to the shares of common stock issuable upon conversion of the Series C-1, Series C-2, Series C-3 and Series D Convertible Preferred Stock, such indeterminate number of additional shares of common stock as may become issuable as a result of the floating-rate conversion and other anti-dilution provisions of such preferred stock. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share, the maximum aggregate offering price and the amount of the registration fee will be based on the average of the high and low prices of the registrant's common stock as reported on the NYSE American on a date within five business days prior to the date of filing of the registration statement, and will be completed prior to filing. Calculated pursuant to Rule 457 under the Securities Act at the Section 6(b) fee rate in effect for the federal government's fiscal year 2026 of $138.10 per $1,000,000 of the proposed maximum aggregate offering price. Total Fees Previously Paid is to reflect the amount of any registration fee previously paid by the registrant in connection with the securities registered by, and carried forward to, this registration statement, if any. Net Fee Due represents the amount of the registration fee payable in connection with this registration statement after giving effect to any such previously paid fees and any applicable fee offsets.